Annual Operating Expenses {- Fidelity Advisor® Stock Selector Mid Cap Fund} - 11.30 Fidelity Advisor Stock Selector Mid Cap Fund - Retail PRO-11 - Fidelity Advisor® Stock Selector Mid Cap Fund - Fidelity Advisor Stock Selector Mid Cap Fund-Retail Class
Jan. 29, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	0.89%